Taxes - Schedule of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Expense [Abstract]
Current tax expense	$ 25,947	$ 93
Deferred tax income (benefit)	(135,978)
Total income tax (benefit) expense	$ (110,031)	$ 93	$ 14,833